Earnings/(losses) per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Basic (loss)/earnings per share
(Loss)/profit for the period attributable to owners of the Group	$ (3,620)	$ (7,515)	$ 15,684	$ 1,237
Plus/(Less): Dividends on Preference Shares	(2,516)	(2,516)	(5,032)	(5,031)
(Loss)/profit for the period available to owners of the Group	$ (6,136)	$ (10,031)	$ 10,652	$ (3,794)
Weighted average number of shares outstanding, basic	80,801,654	80,624,124	80,758,631	80,592,912
Basic (loss)/earnings per share	$ (0.08)	$ (0.12)	$ 0.13	$ (0.05)
Diluted loss per share
(Loss)/profit for the period available to owners of the Group used in the calculation of diluted loss per share	$ (6,136)	$ (10,031)	$ 10,652	$ (3,794)
Weighted average number of shares outstanding, basic	80,801,654	80,624,124	80,758,631	80,592,912
Dilutive potential ordinary shares			732,041
Weighted average number of shares used in the calculation of diluted loss per share	80,801,654	80,624,124	81,490,672	80,592,912
Diluted (loss)/earnings per share	$ (0.08)	$ (0.12)	$ 0.13	$ (0.05)
SARs
Diluted loss per share
Anti-dilutive Potential Ordinary shares	971,911	2,153,024	971,911	2,153,024
RSUs
Diluted loss per share
Anti-dilutive Potential Ordinary shares		438,595		438,595